Information Related to Derivative Amounts Recognized in Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 15,067.2	$ 227.4	₨ (7,393.0)	₨ 119.5
Interest rate derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	(1,063.1)	(16.0)	(383.4)	(1,768.7)
Forward rate agreements
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	2.1	0.0	3.0	0.0
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	413.4	6.2	303.0	250.0
Currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	829.5	12.5	151.3	662.6
Forward exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives gain/(loss), net	₨ 14,885.3	$ 224.7	₨ (7,466.9)	₨ 975.6